ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2026
Additional Information To Statements Of Comprehensive Income
ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME

NOTE 9: ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME

a.	Revenues:

1.	Revenues reported in the financial statements for each group of similar products and services:

	Six months ended June 30,
	2026	2025
Revenues from sale	$23,393	$15,740
Revenues from lease	6,775	5,868
Revenues from sale related service	1,719	2,042
Revenues from other service	751	518
Total	$32,638	$24,168

2.	Revenues from major customers, each accounting for 10% or more of total revenues reported in the financial statements:

	Six months ended June 30,
	2026	2025
Customer A	27%	31%

Geographic information:

Revenues reported in the financial statements based on the location of the customers are as follows:

	Six months ended June 30,
	2026	%	2025	%
U.S.	$24,237	74	$20,336	84.1
APA	3,870	12	2,347	9.7
Other	4,531	14	1,485	6.2
	$32,638	100	$24,168	100